RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2023
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS
(8)	RELATED PARTY TRANSACTIONS

Services Agreement

In August 2018, the Company entered into a services agreement (“Services Agreement”) with Carnot, LLC (“Carnot”), an entity owned and controlled by RA Capital Management, L.P. under which Carnot provides research and other services to the Company. RA Capital Management, L.P. is a related party due to its equity ownership of the Company. The Company pays Carnot for services performed and costs incurred. The Services Agreement is for a term of two years. The Company may terminate the Services Agreement by giving 30 days’ prior notice and either party can terminate the services agreement for a material breach, if not cured within 30 days following notice by the nonbreaching party.

In July 2019, the Services Agreement with Carnot was amended whereby research and other services are now performed by Carnot Pharma, LLC (“Carnot Pharma”), an entity owned and controlled by RA Capital Management, L.P., and the term was updated to the later of (i) two years from July 15, 2019 and (ii) completion of services under the agreement.

Expenses incurred by the Company under the Services Agreement with Carnot Pharma totaled $0 and less than $0.1 million for the years ended December 31, 2023 and December 31, 2022, respectively, and are presented in the statement of operations and comprehensive loss as research and development and general and administrative expenses. No amount was due to Carnot Pharma, LLC as of December 31, 2023 and December 31, 2022.